Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

March 2, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of DWS Variable Series II (the “Trust”) (Reg. Nos. 33-11802, 811-05002)

Ladies and Gentlemen:

On behalf of the Trust, we are filing today through the EDGAR system Post-Effective Amendment No. 76 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2011. No fees are required in connection with this filing.

The principal purposes of the Amendment are to reflect disclosure related to: (i) a change in the name of DWS Small Cap Growth Fund to DWS Small Mid Cap Growth Fund, and related changes to the fund’s investment policies; (ii) the addition of QS Investors, LLC as sub-advisor for DWS Alternative Asset Allocation Plus VIP, DWS Balanced VIP, DWS Blue Chip VIP, DWS Diversified International Equity VIP and DWS Strategic Income VIP; and (iii) the addition of Global Thematic Partners, LLC as sub-advisor for DWS Global Thematic VIP.

  The Amendment has been electronically coded to show changes from the Trust’s Prospectuses and Statement of Additional Information filed with the Commission on April 30, 2010 in Post-Effective Amendment No. 75 for the Trust.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.

Very truly yours,

                    /s/Caroline Pearson
Caroline Pearson
Managing Director
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder